SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenues From Sales to Unaffiliated Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 29,510	$ 18,673	$ 23,636
North America [Member]
Segment Reporting Information [Line Items]
Revenues	19,167	1,018	1,922
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	946	1,204	3,189
Asia (Excluding Philippines) [Member]
Segment Reporting Information [Line Items]
Revenues	355	576	847
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues	4,959	8,071	3,544
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	785	2,456	4,235
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	2,496	3,487	6,448
Other (Including Israel) [Member]
Segment Reporting Information [Line Items]
Revenues	$ 802	$ 1,861	$ 3,451